Deferred tax assets and liabilities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred Tax Assets
Tax net operating losses	$ 17,017	$ 16,781
Compensation related	12,840	9,848
Unrealized losses	1,771	3,912
Realized capital losses	0	3,678
Other	3,958	2,691
Total deferred tax assets	35,586	36,910
Valuation allowance	(16,729)	(20,069)
Total deferred tax asset, net of valuation allowance	18,857	16,841
Deferred Tax Liabilities
Intangible assets	112,923	92,823
Property and equipment	8,770	8,134
State taxes	6,316	5,156
Deferred sales commissions	5,508	4,927
Other	3,755	4,346
Total gross deferred tax liability	137,272	115,386
Net deferred tax liability	$ 118,415	$ 98,545